UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549


                       FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF
          REGISTERED MANAGEMENT INVESTMENT COMPANY


        Investment Company Act File Number 811-21653

                   DOMINI ADVISOR TRUST
      (Exact Name of Registrant as Specified in Charter)

      536 Broadway, 7th Floor, New York, New York 10012
           (Address of Principal Executive Offices)


                    Amy Domini Thornton
               Domini Social Investments LLC
                 536 Broadway, 7th Floor
                 New York, New York 10012
           (Name and Address of Agent for Service)


  Registrant's Telephone Number, including Area Code: 212-217-1100

             Date of Fiscal Year End: July 31

     Date of Reporting Period: July 1, 2008 to November 28, 2008

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Item 1. 	Proxy Voting Record.

On November 28, 2008, the shares of each series of the Domini
Advisor Trust were merged into newly created Class A shares of a corresponding series of the Domini Social Investment Trust (each an "Acquiring Fund"). The registrant did not hold any voting securities after the close of business on November 28, 2008, and therefore has no proxy votes to report for periods subsequent to that date.

Prior to the close of business on November 28, 2008, the Domini
Advisor Trust offered four series, Domini Social Equity Portfolio, Domini European Social Equity Portfolio, Domini PacAsia Social
Equity Portfolio, and Domini European PacAsia Social Equity
Portfolio.

Domini Social Equity Portfolio was a "feeder fund" and invested its assets in Domini Social Equity Trust, a series of Domini Social Trust. For the proxy voting record of Domini Social Equity Trust for the period covered by the report, please refer to Form N-PX filed on February 2, 2009, for Domini Social Trust (Investment Company Act
File Number: 811-05824; CIK Number: 0000851681).

Domini European Social Equity Portfolio was also a "feeder fund" and invested its assets in Domini European Social Equity Trust, a series of Domini Social Trust. For the proxy voting record of Domini European Social Equity Trust for the period covered by the report, please refer to Form N-PX filed on February 2, 2009, for Domini Social Trust
(Investment Company Act File Number: 811-05824; CIK Number:
0000851681).

Domini PacAsia Social Equity Portfolio is also a "feeder fund" and invests its assets in Domini PacAsia Social Equity Trust, a series of Domini Social Trust. For the proxy voting record of Domini PacAsia
Social Equity Trust for the period covered by the report, please refer to Form N-PX filed on February 2, 2009, for Domini Social Trust
(Investment Company Act File Number: 811-05824; CIK Number:
0000851681).

Domini European PacAsia Social Equity Portfolio is also a "feeder fund" and invests its assets in Domini European PacAsia Social Equity Trust, a series of Domini Social Trust. For the proxy voting record of Domini European PacAsia Social Equity Trust for the period covered by the report, please refer to Form N-PX filed on January February 2, 2009, for Domini Social Trust (Investment Company Act File Number:
811-05824; CIK Number: 0000851681).

SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI ADVISOR TRUST

By: /s/ Amy L. Thornton
	Amy L. Thornton
	President (Principal Executive Officer)

Date: February 2, 2009